Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis
Description	Level	March 31, 2021	December 31, 2020
Liabilities:
Public Warrants	1	$37,605,000	$63,738,750
Private Placement Warrants	2	19,808,500	33,443,044

		December 31,
Description	Level	2020	2019
Liabilities:
Private Placement Warrants(1)	2	$33,443,044	$7,862,415
Public Warrants(1)	1	$63,738,750	$15,525,000

Schedule of the private placement warrants and public warrant
Input	August 9, 2019
Risk-free interest rate	1.64%
Expected term (years)	6.72
Expected Volatility	14%
Exercise Price	$11.50
Stock price	$9.50

Schedule of fair value of warrant liabilities
	Private Placement	Public	Warrant Liabilities
Fair value as of February 13, 2019	$—	$—	$—
Initial Measurement on August 9, 2019	9,175,984	17,250,000	26,425,984
Change in valuation inputs or other assumptions(1)(2)	(1,313,569)	(1,725,000)	(3,038,569)
Fair value as of December 31, 2019	7,862,415	15,525,000	23,387,415
Change in valuation inputs or other assumptions(1)(2)	25,580,629	48,213,750	73,794,379
Fair value as of December 31, 2020	$33,443,044	$63,738,750	$97,181,794